Parts and Supplies Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Parts and Supplies Inventory
9.
Parts and Supplies Inventory

Parts and supplies inventory, net consists primarily of aircraft parts and materials and supplies. Parts and supplies inventory, net, net of reserve of $165 and $0 as of September 30, 2024 and December 31, 2023, respectively, consisted of the following:

	September 30, 2024	December 31, 2023
Aircraft parts	$5,465	$4,824
Materials and supplies	678	318
Less: parts and supplies inventory reserve	(165)	—
	$5,978	$5,142

8.
Parts and Supplies Inventory

Parts and supplies inventory consists primarily of aircraft parts and materials and supplies. Parts and supplies inventory, net of reserve, consisted of the following:

(in thousands)	December 31, 2023	December 31, 2022
Aircraft parts	$4,824	$3,350
Materials and supplies	318	2,522
	$5,142	$5,872